Intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	March 31, 2013	March 31, 2012
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,999	3,814

	$51,099	$50,914
Accumulated amortization
Acquired technology	$15,754	$10,396
Customer relationships	10,296	6,796
Other intellectual property	2,091	1,383

	$28,141	$18,575
Net book value
Acquired technology	$13,846	$19,204
Customer relationships	7,204	10,704
Other intellectual property	1,908	2,431

	$22,958	$32,339

Schedule of Amortization Expense

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018
Amortization expense	$9,570	$9,570	$1,208	$690	$690